Offerings - Offering: 1	Aug. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	650,000
Proposed Maximum Offering Price per Unit	1.91
Maximum Aggregate Offering Price	$ 1,241,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 190.07
Offering Note	1. This Registration Statement on Form S-8 covers additional shares of Ordinary Shares of no par value per share of ZK International Group Co., Ltd. (Registrant) issuable pursuant to the ZK International Group Co., Ltd. 2025 Equity Incentive Plan (as amended and restated, the 2025 Equity Incentive Plan) of the Registrant. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this registration statement is deemed to cover an indeterminate number of ordinary shares which may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions as provided in the 2025 Equity Incentive Plan. 2. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$1.91 per Ordinary Share, the average of the high and low prices for the Registrant's Ordinary Shares as quoted on the Nasdaq Capital Market on August 19, 2025.